REGULATORY ASSETS AND LIABILITIES Regulatory Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Regulatory Liabilities
Current regulatory liability		$ 195	$ 183		$ 129
Non-current regulatory liabilities		621	619		249
Regulatory liabilities			802		378
Tax Cuts and Jobs Act of 2017 (TCJA)
Regulatory Liabilities
Non-current regulatory liabilities			512
Income taxes refundable related to implementation of Tax Reform [Member]
Regulatory Liabilities
Non-current regulatory liabilities			514	[1]	0
Revenue Deferrals, Including Accrued Interest
Regulatory Liabilities
Current regulatory liability		35	38	[2]	9	[2]
Non-current regulatory liabilities		27	26	[2]	32	[2]
Accrued Interest on Revenue Deferrals
Regulatory Liabilities
Current regulatory liability			2		1
Non-current regulatory liabilities			1		1
MISO Formula Rate Template Modification Filing
Regulatory Liabilities
Current regulatory liability	[3]		0		2
Accrued Interest on Formula Rate Template Modifications
Regulatory Liabilities
Current regulatory liability			0		1
Estimated Refund Related to Return on Equity Complaint
Regulatory Liabilities
Current regulatory liability		$ 146	145	[4]	118	[4]
Non-current regulatory liabilities	[4]		0		140
Accrued Interest on Estimated Refund
Regulatory Liabilities
Current regulatory liability			11		9
Non-current regulatory liabilities			0		6
Accrued Asset Removal Costs
Regulatory Liabilities
Non-current regulatory liabilities			72		68
Excess State Income Tax Deduction
Regulatory Liabilities
Non-current regulatory liabilities			7	[1]	$ 9
Decrease as a result of Tax Cuts and Jobs Act of 2017 | Excess State Income Tax Deduction
Regulatory Liabilities
Non-current regulatory liabilities			$ 2

[1]	In 2017, net non-current regulatory liabilities of $512 million were recorded related to the implementation of the TCJA. A regulatory liability of $514 million was recorded for income taxes refundable related to the implementation, while the regulatory liability for excess state income tax deductions was reduced by $2 million. Refer to discussion of the TCJA in Note 10.
[2]	Refer to discussion of revenue deferrals in Note 5 under ?Cost-Based Formula Rates with True-Up Mechanism.? Our Regulated Operating Subsidiaries accrue interest on the true-up amounts which will be refunded through rates along with the principal amount of revenue deferrals in future periods.
[3]	Refer to discussion of ITCTransmission regional cost allocation recovery in Note 5 under ?ITCTransmission Regional Cost Allocation Refund.?
[4]	Refer to discussion of the refund and estimated refund in Note 17 under ?Rate of Return on Equity Complaints.?